Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2024
Components of other comprehensive (loss) income [Abstract]
Movement on Components of Other Comprehensive (Loss) Income
The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the years ended December 31,
	2022		2023		2024
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	Ps.	(4,707,276)	Ps.	(967,609)	Ps.	3,485,814
Translation effect of foreign entities		(31,086,965)		(37,399,680)		55,098,397
Translation effect by discontinued operations		5,193,281		—		—
Remeasurement of defined benefit plan, net of deferred taxes		(4,599,407)		(3,662,102)		(27,929,881)
Asset’s revaluation surplus net of deferred taxes		—		497,628		945,822
Non-controlling interest of the items above		(3,734,066)		(3,885,410)		7,844,264

Other comprehensive (loss) income	Ps.	(38,934,433)	Ps.	(45,417,173)	Ps.	39,444,416